SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Notes and other explanatory information [abstract]
Right of use asset, cost, beginning	$ 1,307,866		$ 1,151,458		$ 730,652
Addition	707,618		603,725		420,806
Lease modification	(160,454)		(439,568)
Effect of changes in foreign exchange rates	36,565		(7,749)
Right of use asset, cost, ending	1,891,595		1,307,866		1,151,458
Right of use asset, accumulated amortization, beginning	609,731		669,069		489,605
Amortization	233,889		214,165		180,602
Effect of changes in foreign exchange rates					(1,138)
Lease modification	(64,304)		(273,503)
Right of use asset, accumulated amortization, ending	779,316		609,731		669,069
Carrying Amounts	1,112,279		698,135		482,389
Lease liability, beginning	742,418		512,080		279,263
Interest expense	144,046	[1]	90,041	[1]	53,614
Lease modification	(109,538)		(183,251)		424,021
Lease payments	(223,403)		(255,953)		(252,103)
Effect of changes in foreign exchange rates	22,524		(9,562)		7,285
Additions	690,151		589,063
Lease liability, ending	1,266,198		742,418		512,080
Less current portion	236,304		115,793		204,939
Long term portion	$ 1,029,894		$ 626,625		$ 307,141

[1]	In addition to the non-cash interest of $90,041, the Company also incurred interest of $12,632 related to its financed insurance costs.